United States
		Securities and Exchange Commission
		      Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	200 Business Park Drive, Suite 300A
		Armonk, NY  10504

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		914-730-9060
Signature, Place, and Date of Signing:

	Donald von Wedel	Armonk, NY	August 12, 2003
Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:
None

I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	June 30, 2003

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$68,817

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209     1008    95500 SH       SOLE                    95500
Altria Group Inc.(Philip Morri COM              02209s103      637    14009 SH       SOLE                    14009
American Barrick Gold Corp.    COM              067901108     1161    64835 SH       SOLE                    64835
American International         COM              026874107     4024    72933 SH       SOLE                    72933
Amex Industrial Energy Select  COM              81369y506     1392    57900 SH       SOLE                    57900
Annaly Mtg. Mgmt. Inc.         COM              035710409      726    36450 SH       SOLE                    36450
BP Amoco PLC                   COM              055622104      255     6072 SH       SOLE                     6072
Bristol Meyers Squibb          COM              110122108      223     8228 SH       SOLE                     8228
Burlington Industries, Inc.    COM              121693105        0    15000 SH       SOLE                    15000
Carlisle Companies, Inc.       COM              142339100      835    19800 SH       SOLE                    19800
ChevronTexaco Corp             COM              166764100     3174    43967 SH       SOLE                    43967
Clayton Homes Inc.             COM              184190106     1327   105700 SH       SOLE                   105700
Community Banks Inc, Millersbu COM              203628102      249     8447 SH       SOLE                     8447
Conocophilips                  COM              20825c104     1069    19500 SH       SOLE                    19500
DJII Diamonds                  COM              252787106     1475    16400 SH       SOLE                    16400
Delphi Corporation             COM              247126105     1248   144560 SH       SOLE                   144560
Delta Air Lines, Inc.          COM              247361108     1258    85700 SH       SOLE                    85700
Devon Energy Inc.              COM              25179M103     2288    42850 SH       SOLE                    42850
Diamond Offshore Drilling, Inc COM              25271C102     2051    97700 SH       SOLE                    97700
Exxon Mobil Corp.              COM              30231G102     2285    63634 SH       SOLE                    63634
FleetBostonFinancial Corp      COM              339030108     1503    50600 SH       SOLE                    50600
General Electric               COM              369604103      614    21400 SH       SOLE                    21400
General Motors                 COM              370442105      718    19945 SH       SOLE                    19945
General Motors CL. H           COM              370442832      379    29610 SH       SOLE                    29610
Hugoton Royalty Tr. Tex        COM              444717102      184    10000 SH       SOLE                    10000
INCO Ltd.                      COM              453258402     1860    88000 SH       SOLE                    88000
Int'l Bus Machines             COM              459200101      498     6036 SH       SOLE                     6036
Kemet Corporation              COM              488360108     1184   117250 SH       SOLE                   117250
Marathon Oil Corp.             COM              565849106      959    36400 SH       SOLE                    36400
Mellon Financial Corp          COM              58551A108      859    30940 SH       SOLE                    30940
Merck & Company                COM              589331107     1292    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     3051    93500 SH       SOLE                    93500
Nisource Inc.                  COM              65473P105     1480    77900 SH       SOLE                    77900
Norfolk Southern               COM              655844108      227    11799 SH       SOLE                    11799
Nova Chemicals Corp. Com with  COM              66977W109      548    28800 SH       SOLE                    28800
PPL Corp.                      COM              69351t106      543    12625 SH       SOLE                    12625
Park Place Entertainment Corp. COM              700690100      615    67700 SH       SOLE                    67700
PepsiCo                        COM              713448108      249     5592 SH       SOLE                     5592
Pfizer Inc.                    COM              717081103     1139    33364 SH       SOLE                    33364
Rowan Cos Inc.                 COM              779382100      782    34900 SH       SOLE                    34900
Southern Co.                   COM              842587107     1175    37700 SH       SOLE                    37700
Southwestern Energy Company    COM              845467109      826    55000 SH       SOLE                    55000
Standard & Poors Depository Re COM              78462F103     1040    10650 SH       SOLE                    10650
Teco Energy                    COM              872375100     2257   188200 SH       SOLE                   188200
Texas Instruments              COM              882508104     1899   107900 SH       SOLE                   107900
The Timken Company             COM              887389104      917    52370 SH       SOLE                    52370
TransCanada Corp. (Holding Co. COM              89353d107      246    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109      682    36820 SH       SOLE                    36820
Union Pacific                  COM              907818108      464     8000 SH       SOLE                     8000
Unisys Corp.                   COM              909214108     1485   120900 SH       SOLE                   120900
United States Steel Corp New   COM              912909108     2097   128100 SH       SOLE                   128100
Unumprovident Corp             COM              91529Y106      284    21200 SH       SOLE                    21200
Verizon Communication          COM              92343v104     1185    30043 SH       SOLE                    30043
Washington Mutual Inc.         COM              939322103     3224    78056 SH       SOLE                    78056
Wyeth                          COM              983024100      547    12000 SH       SOLE                    12000
York International             COM              986670107      318    13600 SH       SOLE                    13600
HSBC Holdings PLC              COM              404280406      746    12799 SH       SOLE                    12799
I Shares Inc MSCI Hong Kong In COM              464286871     1316   172050 SH       SOLE                   172050
I Shares Inc MSCI United Kingd COM              464286699     1431   109000 SH       SOLE                   109000
I Shares MSCI Taiwan Index Fun COM              464286731     1164   130200 SH       SOLE                   130200
Templeton Dragon Fund, Inc.    COM              88018T101      148    13200 SH       SOLE                    13200